Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Property and Equipment [Line Items]
Cost at beginning		$ 29,465,655	$ 29,743,685
Accumulated depreciation, beginning		(13,586,690)	(13,611,118)
Property and equipment, beginning		15,878,965	16,132,567
Beginning balance		15,878,965	16,132,567
Additions		522,835	237,564
Disposals		(995)	(6,216)
Depreciation expenses		(407,615)	(507,026)	$ (5,897,753)
Reclassification			(1,649)
Net exchange differences		(1,054,047)	23,725
Ending balance		14,939,143	15,878,965	16,132,567
Cost at ending		19,118,154	29,465,655	29,743,685
Accumulated depreciation, ending		(4,179,011)	(13,586,690)	(13,611,118)
Property and equipment, ending		14,939,143	15,878,965	16,132,567
Land [Member]
Schedule of Property and Equipment [Line Items]
Cost at beginning	[1]	12,737,302	12,718,015
Accumulated depreciation, beginning	[1]
Property and equipment, beginning	[1]	12,737,302	12,718,015
Beginning balance	[1]	12,737,302	12,718,015
Additions	[1]
Disposals	[1]
Depreciation expenses	[1]
Reclassification	[1]
Net exchange differences	[1]	(835,478)	19,287
Ending balance	[1]	11,901,824	12,737,302	12,718,015
Cost at ending	[1]	11,901,824	12,737,302	12,718,015
Accumulated depreciation, ending	[1]
Property and equipment, ending	[1]	11,901,824	12,737,302	12,718,015
Buildings and structures [Member]
Schedule of Property and Equipment [Line Items]
Cost at beginning	[1]	3,261,934	3,246,249
Accumulated depreciation, beginning	[1]	(924,133)	(845,603)
Property and equipment, beginning	[1]	2,337,801	2,400,646
Beginning balance	[1]	2,337,801	2,400,646
Additions	[1]	46,568	10,600
Disposals	[1]
Depreciation expenses	[1]	(66,681)	(76,102)
Reclassification	[1]
Net exchange differences	[1]	(153,094)	2,657
Ending balance	[1]	2,164,594	2,337,801	2,400,646
Cost at ending	[1]	3,061,195	3,261,934	3,246,249
Accumulated depreciation, ending	[1]	(896,601)	(924,133)	(845,603)
Property and equipment, ending	[1]	2,164,594	2,337,801	2,400,646
Transportation equipment [Member]
Schedule of Property and Equipment [Line Items]
Cost at beginning		21,773	31,504
Accumulated depreciation, beginning		(21,773)	(25,807)
Property and equipment, beginning			5,697
Beginning balance			5,697
Additions
Disposals			(2,408)
Depreciation expenses			(3,248)
Reclassification
Net exchange differences			(41)
Ending balance				5,697
Cost at ending		19,431	21,773	31,504
Accumulated depreciation, ending		(19,431)	(21,773)	(25,807)
Property and equipment, ending				5,697
Office equipment [Member]
Schedule of Property and Equipment [Line Items]
Cost at beginning		1,700,073	1,635,691
Accumulated depreciation, beginning		(1,018,793)	(793,341)
Property and equipment, beginning		681,280	842,350
Beginning balance		681,280	842,350
Additions		356,809	108,851
Disposals		(995)	(3,808)
Depreciation expenses		(302,079)	(263,500)
Reclassification			(1,649)
Net exchange differences		(62,827)	(964)
Ending balance		672,188	681,280	842,350
Cost at ending		1,872,113	1,700,073	1,635,691
Accumulated depreciation, ending		(1,199,925)	(1,018,793)	(793,341)
Property and equipment, ending		672,188	681,280	842,350
Other equipment [Member]
Schedule of Property and Equipment [Line Items]
Cost at beginning	[2]	11,744,573	12,112,226
Accumulated depreciation, beginning	[2]	(11,621,991)	(11,946,367)
Property and equipment, beginning	[2]	122,582	165,859
Beginning balance	[2]	122,582	165,859
Additions	[2]	119,458	118,113
Disposals	[2]
Depreciation expenses	[2]	(38,855)	(164,176)
Reclassification	[2]
Net exchange differences	[2]	(2,648)	2,786
Ending balance	[2]	200,537	122,582	165,859
Cost at ending	[2]	2,263,591	11,744,573	12,112,226
Accumulated depreciation, ending	[2]	(2,063,054)	(11,621,991)	(11,946,367)
Property and equipment, ending	[2]	$ 200,537	$ 122,582	$ 165,859

[1]	Information relating to property and equipment that were pledged to others as collaterals is provided in Note 38.
[2]	Other equipment primarily includes big data platform for image analytics, data storage equipment and server equipment.